Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 14,553	₨ 16,052
Bank overdraft, short-term loans and borrowings	12,125	25,562
Other liabilities and provisions	21,902	20,712
Derivative financial instruments - liabilities	68	85
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	14,553	16,052
Bank overdraft, short-term loans and borrowings	12,125	25,562
Other liabilities and provisions	21,113	19,885
Derivative financial instruments - liabilities	68	85
Later Than One Year But Not Later Than Two Years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings		0
Other liabilities and provisions	17	92
Derivative financial instruments - liabilities		0
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings		0
Other liabilities and provisions	17	16
Derivative financial instruments - liabilities		0
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings		0
Other liabilities and provisions	17	16
Derivative financial instruments - liabilities		0
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings		0
Other liabilities and provisions	₨ 738	703
Derivative financial instruments - liabilities		₨ 0